UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

8/31/08
Quarterly portfolio holdings

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 159.9%
Airport & Port Revenue – 3.9%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$377,117
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, FSA, 5%, 2025	3,000,000	2,806,080
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	512,060
Port Authority NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030 (f)	1,450,000	1,415,447
		$5,110,704
General Obligations – General Purpose – 0.6%
Puerto Rico Government Development Bank, “B”, 5%, 2015	$400,000	$409,484
State of California, 5.25%, 2023	380,000	404,556
		$814,040
General Obligations – Schools – 0.6%
Irving, TX, Independent School District, “A”, 0%, 2016	$1,000,000	$745,110
Healthcare Revenue – Hospitals – 31.5%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$435,000	$306,923
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	436,231
Atchison, KS Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	319,817
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	166,921
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	625,000	637,200
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	870,000	871,757
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	234,088
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	653,180
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,200,000	1,162,956
Cass County, MO, Hospital Rev., 5.625%, 2038	185,000	166,715
Colorado Health Facilities Authority Rev. (National Jewish Medical & Research Center), 5.375%, 2016	1,500,000	1,509,885
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	575,000	570,038
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	520,000	513,682
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	350,000	352,828
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	850,000	856,868
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,047,720
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	545,735
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	770,000	762,339
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)	170,000	170,565
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	360,845
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	75,898
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	90,000	74,945
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	274,000
Highland County, OH, Joint Township, Hospital District Facilities Rev., 6.75%, 2029 (c)	670,000	715,305
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,370,345
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	851,608
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	1,090,000	1,090,730

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	$425,000	$341,220
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2030 (c)	500,000	537,840
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,125,000	961,875
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	660,000	659,947
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	406,330
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.75%, 2041	435,000	429,928
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,120,000	1,022,280
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	220,000	197,809
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	413,193
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	830,000	774,539
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	54,362
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	53,380
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	440,000	443,568
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	80,000	76,086
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	117,259
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	620,000	622,176
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2015 (c)	750,000	902,483
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	243,508
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	494,665
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2032 (c)	250,000	284,325
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	340,000	327,070
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	300,000	297,729
Michigan State Hospital Finance Authority (McLaren Health Care), 5.75%, 2038	870,000	863,014
Minneapolis & St. Paul Redevelopment Authority Rev. (HealthPartners), 5.625%, 2022	200,000	200,384
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	109,193
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	620,000	529,009
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032 (c)	175,000	198,079
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,076
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	506,707
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	514,284
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	264,919
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2032 (c)	150,000	167,447

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	$480,000	$435,797
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	587,655
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	985,000	840,067
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	90,000	84,730
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	525,000	508,284
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	250,000	250,680
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	506,705
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	548,554
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	455,890
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	700,000	572,446
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	936,019
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	200,468
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	163,510
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2031 (c)	750,000	838,763
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	98,233
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	400,000	406,656
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2030 (c)	605,000	663,770
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	356,104
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	754,553
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.75%, 2030 (c)	450,000	498,983
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	776,882
		$41,623,557
Healthcare Revenue – Long Term Care – 31.0%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$750,000	$704,467
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	200,668
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	232,905
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	250,000	241,227
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	81,131
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	102,128
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	500,000	495,120
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2031 (c)	700,000	792,050
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2032 (c)	500,000	592,765
Carlton, MN, Health & Housing Facilities Rev. (Inter-Faith Social Services, Inc.), 7.5%, 2019 (c)	235,000	255,663
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,002,150

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	$1,000,000	$997,370
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	750,000	688,522
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	530,000	532,698
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	432,680
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	898,887
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	426,573
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	430,000	408,250
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	479,575
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	1,205,715
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	600,000	499,326
Houston, TX, Health Facilities Development Corp., (Buckingham Senior Living Community), “A”, 7%, 2026 (c)	500,000	599,870
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	159,600
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	405,938
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	597,389
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	908,100
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2031 (c)	650,000	743,717
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	525,604
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	1,015,000	952,019
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2025 (c)	915,000	1,084,284
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	537,856
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,316,393
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	520,000	412,100
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	226,415
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	925,000	874,541
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,140,000	1,003,930
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 6.5%, 2029	395,000	430,866
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	750,000	652,763
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	533,626
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2031 (c)	325,000	357,861
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2029 (c)	400,000	420,520
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2020 (c)	250,000	260,118
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	636,620
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,080,000	1,036,822
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	163,377
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	38,975

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	$250,000	$251,548
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	125,791
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	780,000	700,456
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	522,842
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	136,466
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	535,590
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	1,100,000	990,594
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	370,428
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	263,940
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	434,780
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	407,535
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2030 (c)	700,000	796,502
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	350,000	282,233
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2029 (c)	980,000	1,049,482
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,433,683
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,025,000	989,576
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	351,120
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	280,059
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	259,538
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	224,866
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	163,904
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	425,380
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	521,028
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,137,550
Wisconsin Health & Educational Facilities Authority Rev. (Attic Angel Community, Inc.), 5.75%, 2027 (c)	875,000	899,701
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,000,000	938,430
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	90,000	83,583
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	185,000	166,983
		$40,892,762
Industrial Revenue – Airlines – 3.9%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,640,000	$946,149
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,745,000	1,045,970

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue – Airlines – continued
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	$875,000	$706,239
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	442,080
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	1,250,000	1,254,050
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	365,000	326,317
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	488,705
		$5,209,510
Industrial Revenue – Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$337,172
Industrial Revenue – Environmental Services – 0.8%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$251,747
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,850
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	360,000	299,358
		$1,051,955
Industrial Revenue – Metals – 0.4%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$150,000	$150,508
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	435,000	423,855
		$574,363
Industrial Revenue – Other – 4.0%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$327,173
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	400,000	399,900
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	388,920
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	475,000	439,085
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	472,760
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	1,006,900
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	973,750
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	250,995
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	379,476
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	655,000	646,858
		$5,285,817
Industrial Revenue – Paper – 3.5%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$990,610
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	312,536
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	400,000	456,460
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	905,280
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	216,508
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects), “A”, 5%, 2026	980,000	785,107

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue – Paper – continued
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	$595,000	$609,363
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	400,000	371,444
		$4,647,308
Miscellaneous Revenue – Entertainment & Tourism – 2.7%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$775,000	$795,258
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	150,000	155,380
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	720,000	748,627
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	578,610
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	621,291
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	400,000	354,528
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	280,000	258,409
		$3,512,103
Miscellaneous Revenue – Other – 1.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$115,000	$108,070
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	328,905
Philadelphia, PA, Industrial Development Airport Rev. (Aero Philadelphia LLC), 5.25%, 2009	95,000	94,844
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	655,000	614,600
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	267,888
		$1,414,307
Multi-Family Housing Revenue – 7.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$508,190
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), 7%, 2032	650,000	650,000
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,058,020
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (a)(n)	500,000	538,915
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	499,658
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037	655,000	583,160
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	996,790	873,886
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	295,000	296,316
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	290,000	291,386
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	478,125
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	459,830
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	567,018
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (n)	1,000,000	994,310
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	418,795
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	448,526
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,650
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	850,000	762,195
		$9,895,980
Sales & Excise Tax Revenue – 5.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$504,135
Metropolitan Pier & Exposition Authority, State Tax Rev., FGIC, 0%, 2014	3,990,000	3,202,454
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2015	3,000,000	2,301,120

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014 (c)	$1,010,000	$824,099
		$6,831,808
Single Family Housing – Local – 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$733,948	$610,777
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	937,190
		$1,547,967
Single Family Housing – State – 0.3%
Kentucky Counties Single Family Mortgage Rev., “A”, MBIA, 9%, 2016	$5,000	$5,009
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	475,000	443,113
		$448,122
Solid Waste Revenue – 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,000,000	$978,340
State & Agency – Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,039
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	466,160
		$563,199
State & Local Agencies – 2.7%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$497,425
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	664,734
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	1,000,000	1,011,140
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	368,884
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	91,234
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	820,000	935,153
		$3,568,570
Tax – Other – 1.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$773,992
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	473,235
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	120,000	108,712
		$1,355,939
Tax Assessment – 14.8%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$466,590
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	110,765
Celebration Community Development District, FL, “A”, 6.4%, 2034	710,000	725,769
Channing Park Community Development District, FL, 5.3%, 2038	400,000	301,128
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	318,243
Colonial Country Club Community Development District, FL, 6.4%, 2033	475,000	482,362
Double Branch Community Development District, FL, “A”, 6.7%, 2034	480,000	488,966
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	209,622
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	225,000	215,080
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	90,000	75,362
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	545,000	502,348
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	325,000	287,622
Homestead 50 Community Development District, FL, “A”, 6%, 2037	375,000	314,393
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	170,000	161,364
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	507,860
Islands at Doral Southwest Community Development District, FL, 6.375%, 2035 (c)	245,000	276,561
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2019 (c)	615,000	619,342

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2018 (c)	$440,000	$500,122
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	231,483
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	630,000	541,693
Main Street Community Development District, FL, “A”, 6.8%, 2038	295,000	288,351
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	223,099
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	418,775
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,125,000	1,047,150
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	300,000	216,405
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	116,963
Orange County, CA, Community Facilities Tax No 99, (Ladera Ranch), “A”, 6.5%, 2021 (c)	1,000,000	1,064,780
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	462,655
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	45,000	44,590
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	289,695
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,500,000	1,365,450
Pontiac, MI, Tax Increment Finance Authority Rev., 6.375%, 2031 (c)	450,000	509,598
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	234,603
Redwood City, CA, Special Tax Community Facilities, (District 1 Redwood), “B”, 6%, 2033	300,000	293,541
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018	1,015,000	658,349
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	800,000	592,048
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	580,000	572,593
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	200,000	147,640
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	585,000	565,479
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	159,699
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	429,027
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	388,530
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	234,413
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	980,000	801,326
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	585,000	494,869
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, MBIA, 0%, 2024	1,325,000	571,327
		$19,527,630
Tobacco – 9.8%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$1,610,000	$1,391,153
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	2,810,000	2,275,959
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	785,000	693,131
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	3,500,000	156,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2033 (c)	1,495,000	1,634,020
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,135,000	840,649

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	$1,815,000	$203,244
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,419,899
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,115,000	2,091,735
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	500,000	494,880
Tobacco Settlement Financing Corp., NJ, 6.75%, 2039 (c)	1,000,000	1,168,870
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	588,155
		$12,958,495
Toll Roads – 4.9%
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	$3,000,000	$1,836,930
E-470 Public Highway Authority, CO, “B”, 0%, 2035 (c)	8,750,000	1,264,813
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2041 (c)	995,000	1,129,434
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	3,000,000	2,278,470
		$6,509,647
Universities – Colleges – 15.7%
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$99,877
University of Virginia Rev., 11.98%, 2040 (u)	20,000,000	20,384,800
West Virginia University Rev. (West Virginia University Project), “A”, AMBAC, 0%, 2025	750,000	311,603
		$20,796,280
Universities – Dormitories – 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$654,650
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	441,570
		$1,096,220
Universities – Secondary Schools – 1.4%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,010,000	$1,036,482
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	425,000	376,078
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	426,893
		$1,839,453
Utilities – Cogeneration – 1.8%
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	$1,500,000	$1,501,620
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	331,421
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	503,008
		$2,336,049
Utilities – Investor Owned – 4.8%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$220,000	$204,950
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	452,558
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	45,000	39,710
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	1,000,000	1,001,670
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	1,500,000	1,302,600
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,471,770

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities – Investor Owned – continued
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	$250,000	$244,175
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	400,000	403,344
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	410,000	399,361
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	133,794
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	155,000	144,396
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	496,160
		$6,294,488
Utilities – Municipal Owned – 0.3%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$430,000	$447,557
Utilities – Other – 1.2%
Main Street Natural Gas, Inc. Gas Rev., “B”, 5%, 2019	$325,000	$295,870
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	335,000	288,666
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	589,317
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	151,191
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	215,602
		$1,540,646
Water & Sewer Utility Revenue – 1.1%
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$655,000	$683,080
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	140,058
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	625,968
		$1,449,106
Total Municipal Bonds		$211,204,204
Floating Rate Demand Notes – 6.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	$2,000,000	$2,000,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.29%, due 9/02/08	2,500,000	2,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	400,000	400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.2%, due 9/02/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.2%, due 9/02/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.2%, due 9/02/08	1,200,000	1,200,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.27%, due 9/02/08	800,000	800,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	1,100,000	1,100,000
Total Floating Rate Demand Notes		$8,400,000
Total Investments		$219,604,204

Other Assets, Less Liabilities – (9.5)%		(12,535,881)

Preferred shares (issued by the trust) – (56.8)%		(75,000,000)
Net assets applicable to common shares – 100.0%		$132,068,323

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,049,556 representing 3.1% of net assets.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$776,074	$795,258
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	150,000	155,380
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	748,627
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01 - 1/14/02	455,481	448,526

Total Restricted Securities			$2,147,791
% of Net Assets			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$219,604,204	$—	$219,604,204
Other Financial Instruments	$(20,382)	$—	$—	$(20,382)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$210,474,673

Gross unrealized appreciation	$5,782,988
Gross unrealized depreciation	(11,653,457)

Net unrealized appreciation (depreciation)	$(5,870,469)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	96	$11,262,000	Dec-08	$10,914
U.S. Treasury Note 10 yr (Short)	424	48,972,000	Dec-08	(31,296)

				$(20,382)

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.